Income Taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Income/ loss (-) before tax	€ 150,060	€ (29,209)	€ (115,507)
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	44,388	(8,640)	(39,261)
Tax expenses / income (-) in statement of operations (effective)	214	50	198
Difference in tax expense / income to explain	(44,173)	8,690	39,458
Effect of tax rates in other jurisdictions	831	411	14
Effect of non taxable revenues	(13,079)	(11,558)	(11,277)
Effect of share based payment expenses without tax impact	10,318	7,530	5,317
Impact of expenses/income not subject to tax	53,270	382	102
Effect of non tax deductible expenses	795	945	404
Effect of recognition of previously non recognized deferred tax assets	(2,286)	(1,977)	(414)
Effect of change in tax rates			181
Effect of tax losses (utilized) reversed	(136)	(150)	(763)
Effect of under or over provisions in prior periods	30
Effect of non recognition of deferred tax assets	47,413	13,108	45,895
Effect of derecognition of previously recognized deferred tax assets	106
Effect of use of IID	(141,435)
Total explanations	€ (44,173)	€ 8,690	€ 39,458